Share capital - History (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
History of the share capital
Aggregate number of shares after transaction	65,412	64,667	54,466	46,256
Aggregate share capital after transaction	€ 353,819	€ 349,789	€ 294,600	€ 250,187
March 20, 2018
History of the share capital
Share capital increase warrants			€ 1,613
Number of shares issued			298
June 20, 2018
History of the share capital
Share capital increase warrants			€ 556
Number of shares issued			103
September 17, 2018
History of the share capital
Share capital increase new shares			€ 16,021
Number of shares issued			2,961
October 3, 2018
History of the share capital
Share capital increase warrants			€ 733
Number of shares issued			135
November 23, 2018
History of the share capital
Share capital increase warrants			€ 167
Number of shares issued			31
March 20, 2019
History of the share capital
Share capital increase warrants		€ 808
Number of shares issued		149
June 20, 2019
History of the share capital
Share capital increase warrants		€ 1,127
Number of shares issued		208
August 23, 2019
History of the share capital
Share capital increase new shares		€ 36,945
Number of shares issued		6,829
September 18, 2019
History of the share capital
Share capital increase warrants		€ 1,632
Number of shares issued		302
November 6 2019
History of the share capital
Share capital increase warrants		€ 14,162
Number of shares issued		2,618
November 25, 2019
History of the share capital
Share capital increase warrants		€ 515
Number of shares issued		95
March 17, 2020
History of the share capital
Share capital increase warrants	€ 824
Number of shares issued	152
May 28, 2020
History of the share capital
Share capital increase warrants	€ 2,356
Number of shares issued	436
September 18, 2020
History of the share capital
Share capital increase warrants	€ 467
Number of shares issued	86
December 4, 2020
History of the share capital
Share capital increase warrants	€ 384
Number of shares issued	71